LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases
SCHEDULE OF OPERATING LEASE LIABILITIES

As of December 31, 2023 and 2022, lease liabilities consist of the following:

	As of December 31,
	2023	2022

Lease liabilities – current portion	$34,143	$66,604
Lease liabilities – non-current portion	-	33,985
Total	$34,143	$100,589

SCHEDULE OF OTHER LEASE INFORMATION	Other lease information is as follows:
	2023	2022

Weighted-average remaining lease term – operating leases	0.5 year	1.5 year
Weighted-average discount rate – operating leases	2.75%	2.75%

SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER OPERATING LEASES

The following is a schedule of future minimum payments under operating leases as of December 31:

December 31,

2024	$34,414
Less: imputed interest	(271)
Total operating lease liabilities, net of interest	$34,143